RESTRICTED CASH — CLIENT FUNDS (SEGREGATED)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
RESTRICTED CASH — CLIENT FUNDS (SEGREGATED)

NOTE 11. RESTRICTED CASH — CLIENT FUNDS (SEGREGATED)

(a) Nature and Accounting Policy

Certain of the Company’s regulated brokerage subsidiaries “hold” funds on behalf of clients in connection with foreign exchange (“FX”), contracts for difference (“CFD”), and other financial trading activities. Restricted cash — client funds (segregated) or Client funds represent trading deposits and margin balances placed by clients with the applicable subsidiary and are required by regulation to be maintained in segregated accounts separate from the Company’s own corporate funds.

In accordance with applicable regulatory requirements and consistent with the guidance under ASC 940, “Financial Services–Brokers and Dealers,” the Company presents client funds as a separately captioned asset on the consolidated balance sheet, with an equal and offsetting client funds payable recognized as a current liability. Client funds are not offset against the corresponding liability in the consolidated balance sheet, as the conditions for right-of-setoff under ASC 210-20 are not met. The balances are carried at the amounts deposited or received, which approximates fair value.

Client funds are not available for the Company’s general corporate purposes and do not form part of the Company’s unrestricted cash and cash equivalents. Recognition and derecognition of client funds balances occur upon receipt or disbursement of funds to or from the segregated client accounts.

(b) Regulated Entities Holding Client Funds

At December 31, 2025, client funds are held by the following regulated subsidiaries of the Company:

●	Alchemy Markets Ltd. (“AML”) – a company incorporated in Malta and authorized and regulated by the Malta Financial Services Authority (“MFSA”) as an investment services firm. AML is required to maintain client money in segregated accounts pursuant to the MFSA Client Money Rules and the European Union’s Markets in Financial Instruments Directive II (“MiFID II”).

●	Alchemy Prime Limited (“APL”) – a company incorporated in the United Kingdom and authorized and regulated by the Financial Conduct Authority (“FCA”) as an investment firm. APL is subject to the FCA Client Assets Sourcebook (“CASS”) rules, which prescribe strict segregation, reconciliation, and disclosure requirements for client money.

●	Alchemy International Limited (“AIL”) – a company incorporated in the Republic of Seychelles and licensed by the Financial Services Authority of Seychelles (“FSA Seychelles”) as a securities dealer. AIL is required to maintain client deposits in accounts designated for client funds in accordance with FSA Seychelles regulatory requirements. AIL was acquired by the Company on October 29, 2025, and is consolidated from that date. Client funds attributable to AIL are included in the December 31, 2025, balances set forth below.

Client funds held by each subsidiary are maintained in bank accounts designated exclusively for client money. Each entity performs daily internal reconciliations to ensure that client money balances agree with the amounts standing to the credit of clients.

NOTE 11. RESTRICTED CASH — CLIENT FUNDS (SEGREGATED) (continued)

(c) Classification of Client Funds

The Company classifies client funds into two categories in accordance with applicable regulatory frameworks:

(i)	Retail Client Funds – funds held on behalf of retail clients as defined under MiFID II and equivalent UK regulatory standards. Retail client funds are subject to the highest level of segregation and investor protection requirements.

(ii)	Professional / Title Transfer Collateral Arrangement (“TTCA”) Client Funds – funds held on behalf of professional clients, including those subject to TTCA arrangements pursuant to which legal title to the funds has been transferred to the subsidiary. TTCA funds are subject to regulatory requirements applicable to professional client classifications.

(d) Reconciliation of total cash, cash equivalents, and restricted cash:

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Cash and cash equivalents	$11,855,861	$13,850,168
Restricted cash — client funds (segregated)	$5,813,888	$11,526,789
Total cash and cash equivalents (including segregated client funds)	$17,669,749	$25,376,957

Amounts included in client funds — segregated represent monies held by the Company’s regulated brokerage subsidiaries on behalf of clients in segregated accounts pursuant to applicable regulatory requirements and are restricted as to use. These amounts are presented as a separately captioned restricted asset on the consolidated balance sheets and, in accordance with ASC 230-10-50-8, are included within cash, cash equivalents, and restricted cash for purposes of the consolidated statements of cash flows. The table above reconciles cash and client funds — segregated reported within the consolidated balance sheets to the total cash, cash equivalents, and restricted cash reported on the consolidated statements of cash flows for each period presented. Changes in the corresponding client funds payable liability are reflected within net cash provided by (used in) operating activities.

(e) Consolidated Restricted cash — client funds (segregated) Balances

The following table sets forth the Restricted cash — client funds (segregated) and the corresponding client funds payable as presented in the consolidated balance sheets as of December 31, 2025, and December 31, 2024:

	December 31, 2025	December 31, 2024
Restricted cash — client funds (segregated)	$5,813,888	$11,526,789
Client funds payable – liability	(5,813,888)	(11,526,789)
Net impact on stockholders’ equity	$—	$—

As the Restricted cash — client funds (segregated) and the client funds payable are equal in all periods presented, the gross presentation has no net effect on total stockholders’ equity. The decrease in client funds from $11,526,789 as of December 31, 2024 to $5,813,888 as of December 31, 2025, representing a decrease of $5,712,901 (49.6%), is primarily attributable to: attributing it to net client withdrawals and reduced margin deposits, partially offset by AIL’s client funds added on acquisition.

(f) Relationship to Restatement of FY2024 Financial Statements

As described in Note 4 (Restatement of Previously Issued Financial Statements), the Company identified in fiscal year 2025 that certain client fund balances had been incorrectly included within the Company’s general unrestricted cash balances in the previously issued financial statements for the year ended December 31, 2024. Specifically:

(i)	Client funds aggregating $3,500,000 belonging to Alchemy Prime Limited (APL) and held within the cash account of Alchemy Markets Ltd. (AML) (designated as the liquidity provider account) were identified as having been recorded within AML’s general cash balance rather than as a separately designated client funds account. This reclassification transfers the balance from AML’s unrestricted cash to a client funds account, reflecting the substance of the arrangement whereby AML holds these funds as custodian on behalf of APL’s clients. The adjustment does not affect consolidated net income or total stockholders’ equity; however, it reduces unrestricted cash and correspondingly increases the Restricted cash — client funds (segregated) balance within the consolidated balance sheet.

(ii)	Assets totaling $3,574,201 (EUR 3,453,334) at the applicable period-end exchange rate, held by AML on behalf of an external third-party counterparty, were identified as having been included within AML’s cash on hand balance (Account 1028). These assets represent funds belonging to an external party and do not constitute assets of the Company. Such amounts are required to be reclassified from cash on hand to a client funds or third-party custodial asset account, with a corresponding liability recognized, to properly reflect the Company’s role as custodian of those funds. This adjustment removes third-party assets from the Company’s cash balance and presents them within a client funds or custodial asset classification, with a corresponding recognition of amounts due to the external party. The reclassification does not affect consolidated net income, net revenue, or total stockholders’ equity.

Both reclassifications were effected as part of the restatement of December 31, 2024, consolidated financial statements. Neither adjustment affected the Company’s consolidated net income, total stockholders’ equity, or revenues for any period presented. Readers are directed to Note 4 for a complete quantitative reconciliation of the restated amounts.

NOTE 11. RESTRICTED CASH — CLIENT FUNDS (SEGREGATED) (continued)

(g) Restrictions and Use of Client Funds

Client funds held by the Company’s regulated subsidiaries are subject to the following restrictions:

(i)	Client funds may not be used to meet the Company’s own operational expenses, capital requirements, or any other general corporate purpose.

(ii)	Each regulated subsidiary is required to maintain, at all times, sufficient liquid assets in segregated client accounts equal to or exceeding the aggregate client funds liability.

(iii)	In the event of insolvency of a regulated subsidiary, client funds held in properly segregated accounts are generally protected from the claims of the subsidiary’s general creditors under applicable regulatory and insolvency regimes.

Accordingly, client funds are excluded from the Company’s liquidity analysis and are not considered available for general corporate purposes. At December 31, 2025, we held total cash and cash equivalents of $17,669,749, consisting of $11,855,861 of unrestricted cash and $5,813,888 of segregated client funds, of which $15,258,896 in aggregate was held at liquidity providers.